Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

11. Income Taxes

The components of the benefit from income tax were as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Current
Federal	$—	$—	$(14,090)
State	—	—	(2,155)
Deferred
Federal	—	(399)	—
State	—	—	—

Total	$—	$(399)	$(16,245)

For the years ended December 31, 2009, 2010 and 2011, there was a $0, $0.4 million and $16.2 million benefit for federal or state income taxes based on continuing operations, respectively. A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company's effective income tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Income tax (benefit) computed at federal statutory tax rate	$157	$(13,421)	$(13,419)
Permanent items	38	61	57
State taxes	33	(2,142)	(2,155)
Change in valuation allowance	(667)	16,144	—
Uncertain tax position	—	190	129
Research and development credits	(986)	(1,267)	(857)
Other	1,425	36	—

Total	$—	$(399)	$(16,245)

In 2011, the Company recorded pre-tax income from discontinued operations of approximately $93.3 million, which resulted in income tax expense from discontinued operations of approximately $36.8 million. This income tax expense from discontinued operations was completely offset by a $16.2 million income tax benefit generated from the 2011 loss from continuing operations and the utilization of net operating loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating loss (NOL) carryforwards are available. Management considers projected future taxable income, the scheduled reversal of deferred tax liabilities, and available tax planning strategies that can be implemented by the Company in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the NOL carryforwards are available to reduce income taxes payable, management has established a full valuation allowance.

As of December 31, 2011, the NOL carryforwards amounted to approximately $37.5 million and will begin to expire in various years beginning in 2025. As of December 31, 2011, the Company has available research and development credit carryforwards of approximately $5.0 million, which expire, if unused, starting 2025. The use of the Company's NOL carryforwards and research and development credits may be restricted due to changes in Company ownership. Additionally, despite the NOL carryforwards, the Company may have a future tax liability due to an alternative minimum tax or state tax requirements. The Company paid no income taxes in the years ended December 31, 2009, 2010 or 2011.

The deferred tax benefit has been entirely offset by valuation allowances. The significant components of the Company's deferred tax assets (liabilities) were as follows:

	As of December 31,
	2010	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforward	$36,418	$14,809
Deferred rent credit	339	514
Accrued compensation and non-qualified stock options	57	48
Deferred financing costs	(8)	35
Depreciation and amortization	(15)	98
Research and development credits	4,282	5,018
Other	8	9

Net deferred tax asset before valuation allowance	41,081	20,531
Valuation allowance	(41,081)	(20,531)

Net deferred tax asset	$—	$—

The Company accounts for uncertain tax positions pursuant to the guidance in FASB ASC Topic 740, Income Taxes. The Company recognizes interest and penalties related to uncertain tax positions, if any, in income tax expense. As of December 31, 2010 and 2011, the Company did not accrue any interest related to uncertain tax positions. The Company's income taxes have not been subject to examination by any tax jurisdictions since its inception. Due to NOL and research and development credit carryforwards, all income tax returns filed by the Company are subject to examination by the taxing jurisdictions. The net change during the year ended December 31, 2011 in total valuation allowance of approximately $20.6 million is due to the tax attributes utilized by discontinued operations.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)
Balance as of January 1	$—	$—	$642
Gross increases related to prior-year tax positions	—	452	—
Gross increases related to current-year tax positions	—	190	110

Balance as of December 31	$—	$642	$752

The Company believes that any of its uncertain tax positions would not result in adjustments to its effective income tax rate because likely corresponding adjustments to deferred tax assets would be offset by adjustments to recorded valuation allowances.